Summary of Significant Accounting Policies - Additional Information (Details)					3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($) Lease shares	Oct. 30, 2019 USD ($) Device Patient	Oct. 30, 2019 CAD ($) Device Patient	Aug. 08, 2018 USD ($)	Sep. 30, 2020 USD ($) Lease shares	Dec. 31, 2019 USD ($) Lease shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 CAD ($)	Sep. 30, 2020 USD ($) Device Lease Segment shares	Sep. 30, 2020 CAD ($) Device Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Device Lease Agreement Segment shares	Dec. 31, 2019 CAD ($) Device Agreement Segment	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 CAD ($) Lease shares	Oct. 30, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CAD ($) shares	Sep. 30, 2018 shares	Dec. 31, 2017 shares
Schedule Of Significant Accounting Policies [Line Items]
Revenue										$ 470,000		$ 1,344,000	$ 1,496,000		$ 478,000
Non-current receivables								$ 294,000							294,000
Accounts receivable	$ 210,000				$ 80,000	$ 210,000		177,000		80,000			210,000		177,000
Fair value measurement adjustments										400,000
Intangible asset impairment loss										182,000
Allowance for doubtful accounts	200,000					200,000							200,000
Refunds from research and development tax credits	200,000				21,000	200,000		$ 100,000		21,000			200,000		100,000
Inventory markdowns to net realizable value							$ 0			2,000		0	50,000
Depreciation expense										92,000		89,000	127,000		59,000
Proceeds from sale of property and equipment										61,000
Selling, general and administrative										7,625,000		12,715,000	16,521,000		$ 17,214,000
Amortization expense related to intangible assets							$ 0			287,000		0	64,000
Business acquisition, goodwill not expected tax deductible amount	1,200,000				700,000	1,200,000				700,000			1,200,000
Operating lease ROU asset	552,000				105,000	552,000				105,000			552,000					$ 700,000
Operating lease liabilities	$ 637,000				$ 154,000	$ 637,000				$ 154,000			$ 637,000					$ 700,000
Leases, initial term	0 months				0 months	0 months				0 months			0 months			0 months
Number of operating lease | Lease	1				1	1				1			1			1
Operating lease ROU asset amortization													$ 100,000
Number of stock options outstanding | shares	99,018				112,224	99,018		94,475		112,224			99,018		94,475	99,018			94,475		69,921
Modified employee stock options outstanding fair value				$ 10,300,000
Reclassification of stock based compensation liability classified stock options	$ 0					$ 0							$ 0
Number of operating segment | Segment										1	1		1	1
Number of reportable segment | Segment										1	1		1	1
Intangible asset, net	582,000				$ 579,000	582,000				$ 579,000			$ 582,000
Employee and Non-employee Stock Options
Schedule Of Significant Accounting Policies [Line Items]
Number of stock options outstanding | shares																				78,318
Customer Relationships
Schedule Of Significant Accounting Policies [Line Items]
Intangible asset impairment loss										$ 200,000
Intangible asset useful life										1 year 3 months	1 year 3 months		1 year 3 months	1 year 3 months
Intangible asset amortization method										straight-line	straight-line		straight-line	straight-line
Customer Relationships | Level 3
Schedule Of Significant Accounting Policies [Line Items]
Intangible asset impairment loss										$ 200,000
Intangible asset, net					36,000					$ 36,000
Proprietary Technology
Schedule Of Significant Accounting Policies [Line Items]
Intangible asset useful life										5 years	5 years		5 years	5 years
Intangible asset amortization method										straight-line	straight-line		straight-line	straight-line
Reacquired Rights
Schedule Of Significant Accounting Policies [Line Items]
Intangible asset useful life										3 years 10 months 13 days	3 years 10 months 13 days
Intangible asset amortization method										straight-line	straight-line
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Effective income tax rate													50.00%	50.00%
Quebec
Schedule Of Significant Accounting Policies [Line Items]
Other receivables refunds related to goods, services and sales tax.	100,000				100,000	100,000				$ 100,000			$ 100,000
Revenue from Product Sales
Schedule Of Significant Accounting Policies [Line Items]
Accounts receivable	200,000				100,000	200,000				100,000			200,000
Allowance for doubtful accounts	200,000				400,000	200,000				400,000			200,000
Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Goodwill impairment loss recognized													0
Heuro Canada Incorporation | Selling, General and Administrative Expenses
Schedule Of Significant Accounting Policies [Line Items]
Amortization expense related to intangible assets													64,000
Acquisition related costs		$ 100,000											$ 100,000
Heuro Canada Incorporation | Revenue from Product Sales
Schedule Of Significant Accounting Policies [Line Items]
Revenue										$ 400,000
Leasehold Improvements
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life										5 years	5 years		5 years	5 years
Furniture and Fixtures
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life										7 years	7 years		7 years	7 years
Sale of property with a net book value										$ 118,000
Proceeds from sale of property and equipment										$ 61,000
Computer Software and Hardware | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life										3 years	3 years		3 years	3 years
Computer Software and Hardware | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life										5 years	5 years		5 years	5 years
Equipment
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life										15 years	15 years		15 years	15 years
Software
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life													3 years	3 years
Amortization expense related to intangible assets													$ 17,000
PoNS
Schedule Of Significant Accounting Policies [Line Items]
Number of devices resulting in recognition of revenue | Device										11	11
Number of devices recorded as deferred revenue | Device										44	44
Number of devices | Device													55	55
PoNS | Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Revenue										$ 100,000
Number of devices resulting in recognition of revenue | Device										11	11
Furniture and Fixtures and Leasehold Improvements
Schedule Of Significant Accounting Policies [Line Items]
Selling, general and administrative					110,000
HealthTech Connex, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Deferred revenue	400,000				300,000	400,000				$ 300,000			$ 400,000
HealthTech Connex, Inc. | PoNS
Schedule Of Significant Accounting Policies [Line Items]
Number of devices recorded as deferred revenue | Device										44	44
Number of devices | Device										55	55		55	55
Strategic Alliance Agreement | HealthTech Connex, Inc. | Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Non-current receivables								$ 300,000							$ 300,000
Accounts receivable								200,000							200,000
Potential amount receivable		600,000															$ 750,000
Consideration for license																$ 750,000			$ 750,000
License consideration first annual installment																250,000			250,000
License consideration second annual installment																250,000			250,000
License consideration third annual installment																250,000			$ 250,000
Current receivables	200,000					200,000							$ 200,000
Receivables	0					0							0
Contract assets	0					0		0					0		0
Contract liabilities	0					0		0					0		0
Share Purchase Agreement | HealthTech Connex, Inc. | Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Total consideration amount		1,600,000	$ 2,100,000
Cash		$ 400,000	$ 500,000
Share Purchase Agreement | HealthTech Connex, Inc. | PoNS
Schedule Of Significant Accounting Policies [Line Items]
Revenue											$ 500,000
Number of devices | Device										55	55
Share Purchase Agreement | HealthTech Connex, Inc. | PoNS | Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Number of devices | Device		55	55
Fair value of PoNS		$ 400,000															500,000
Co-Promotion Agreement | HealthTech Connex, Inc. | PoNS | Heuro Canada Incorporation | Quebec
Schedule Of Significant Accounting Policies [Line Items]
Fair value of PoNS	300,000					300,000							$ 300,000			$ 400,000
Co-Promotion Agreement | HealthTech Connex, Inc. | PoNS | Heuro Canada Incorporation | British Columbia
Schedule Of Significant Accounting Policies [Line Items]
Fair value of PoNS		$ 300,000															$ 400,000
Clinical Research and Co-Promotion Agreement | HealthTech Connex, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Number of patients to collect data | Patient		200	200
Initial term of exclusive right		10 years	10 years
Additional renewal term of exclusive right		10 years	10 years
Written notice period for additional renewal term		60 days	60 days
Acquisition date fair value	360,000		$ 360,000
License revenue agreement term										10 years	10 years		10 years	10 years
License Revenue
Schedule Of Significant Accounting Policies [Line Items]
Revenue						5,000				$ 20,000		0	$ 5,000		478,000
License Revenue | HealthTech Connex, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Deferred revenue	$ 300,000				$ 200,000	$ 300,000				200,000			300,000
License Revenue | Strategic Alliance Agreement | HealthTech Connex, Inc. | Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Revenue								$ 500,000					37,000	$ 500,000	$ 500,000
Neurocatch Device | HealthTech Connex, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Cost of goods sold per device									$ 600		$ 600
Neurocatch Device | Strategic Alliance Agreement | HealthTech Connex, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Revenue										400,000		1,300,000	1,500,000
Services Performed Using Neurocatch Device | Strategic Alliance Agreement | HealthTech Connex, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Revenue												11,000	11,000
Fee Revenue
Schedule Of Significant Accounting Policies [Line Items]
Revenue										9,000		49,000	37,000
Fee Revenue | HealthTech Connex, Inc. | Heuro Canada Incorporation
Schedule Of Significant Accounting Policies [Line Items]
Revenue										$ 9,000		$ 49,000	$ 37,000
Percentage of franchise fee revenue									50.00%	50.00%	50.00%
Number of franchise agreements | Agreement													3	3
ASU 2018-13
Schedule Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true					true
Change in Accounting Principle, Accounting Standards Update, Adoption Date					Jan. 01, 2020					Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]					true					true
ASU 2018-18
Schedule Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true					true
Change in Accounting Principle, Accounting Standards Update, Adoption Date					Jan. 01, 2020					Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]					true					true